EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 663.3	$ 636.4	$ 539.5
Less employee costs capitalized to property, plant and equipment and to intangible assets	(172.5)	(164.1)	(141.8)
Total employee costs	490.8	472.3	397.7
Purchase of goods and services:
Royalties and rights	386.7	425.5	416.0
Cost of products sold	902.0	824.6	460.3
Subcontracting costs	101.1	109.9	92.9
Marketing and distribution expenses	85.1	95.1	62.1
Other	534.0	496.3	376.3
Purchase of goods and services	2,008.9	1,951.4	1,407.6
Total employee costs and purchase of goods and services	2,499.7	2,423.7	1,805.3
Cost of inventories included in purchase of goods and services	746.5	739.8	444.2
Write-downs of inventories	$ 5.3	$ 3.8	$ 3.1